First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
February 28, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 103.8%
	Capital Markets – 103.8%
250,000	Ares Capital Corp. (a)	$4,840,000
390,000	Barings BDC, Inc. (a)	3,381,300
332,000	BlackRock TCP Capital Corp. (a)	3,837,920
160,000	Blackstone Secured Lending Fund (a)	4,144,000
71,000	Capital Southwest Corp. (a)	1,334,090
26,000	Crescent Capital BDC, Inc. (a)	408,460
75,000	First Eagle Alternative Capital BDC, Inc.	365,625
38,500	FS KKR Capital Corp. (a)	758,835
135,000	Goldman Sachs BDC, Inc. (a)	2,155,950
250,000	Golub Capital BDC, Inc. (a)	3,522,500
340,000	Hercules Capital, Inc. (a)	5,355,000
111,000	Main Street Capital Corp. (a)	4,716,390
328,000	New Mountain Finance Corp. (a)	4,152,480
268,000	OFS Capital Corp. (a)	2,645,160
150,000	Owl Rock Capital Corp. (a)	2,055,000
656,000	PennantPark Investment Corp. (a)	3,712,960
14,551	PhenixFIN Corp.	567,198
44,000	Portman Ridge Finance Corp.	1,017,280
147,000	Sixth Street Specialty Lending, Inc. (a)	2,793,000
161,000	SLR Investment Corp. (a)	2,376,360
48,000	Trinity Capital, Inc.	640,800
105,000	TriplePoint Venture Growth BDC Corp. (a)	1,246,350
	Total Common Stocks - Business Development Companies	56,026,658
	(Cost $63,701,367)
COMMON STOCKS – 4.7%
	Capital Markets – 1.8%
11,000	Blackstone, Inc. (a)	998,800
	Diversified Financial Services – 2.5%
4,500	Berkshire Hathaway, Inc., Class B (a) (b)	1,373,310
	Insurance – 0.4%
150	Markel Corp. (b)	199,479
	Total Common Stocks	2,571,589
	(Cost $2,188,993)
REAL ESTATE INVESTMENT TRUSTS – 3.8%
	Mortgage Real Estate Investment Trusts – 3.8%
110,000	AGNC Investment Corp. (a)	1,195,700
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
41,250	Annaly Capital Management, Inc. (a)	$853,050
	Total Real Estate Investment Trusts	2,048,750
	(Cost $2,812,871)
	Total Investments – 112.3%	60,646,997
	(Cost $68,703,231)
	Outstanding Loan – (15.9)%	(8,600,000)
	Net Other Assets and Liabilities – 3.6%	1,936,553
	Net Assets – 100.0%	$53,983,550

(a)	All or a portion of this security serves as collateral on the outstanding loan. At February 28, 2023, the segregated value of these securities amounts to $39,116,249.
(b)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2023 is as follows:
	Total Value at 2/28/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$ 56,026,658	$ 56,026,658	$ —	$ —
Common Stocks*	2,571,589	2,571,589	—	—
Real Estate Investment Trusts*	2,048,750	2,048,750	—	—
Total Investments	$ 60,646,997	$ 60,646,997	$—	$—

*	See Portfolio of Investments for industry breakout.